UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments

Real Assets Fund	September 30, 2013

T. Rowe Price Real Assets Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 97.8%		
CONSUMER DISCRETIONARY 0.8%		
Automotive Retail 0.0%		
Murphy USA (1)	10,750	434
		434
Cable/Satellite 0.1%		
Eutelsat (EUR)	54,944	1,737
		1,737
Hotels, Resorts, & Cruise Lines 0.7%		
Marriott, Class A	116,500	4,900
Starwood Hotels & Resorts Worldwide	302,400	20,095
		24,995
Total Consumer Discretionary		27,166
CONSUMER STAPLES 0.3%		
Agricultural Products 0.3%		
Archer-Daniels-Midland	252,900	9,317
Total Consumer Staples		9,317
ENERGY 15.8%		
Coal & Consumable Fuels 0.5%		
Cloud Peak Energy (1)	61,600	904
CONSOL Energy	516,300	17,373
		18,277
Integrated Oil & Gas 3.6%		
BG Group (GBP)	1,007,869	19,261
Chevron	143,700	17,460
Eni (EUR)	814,618	18,680
ExxonMobil	253,700	21,828
Hess	176,600	13,658

Origin Energy (AUD)	105,260	1,385
Petrobras, ADR	517,600	8,659
Royal Dutch Shell, ADR	322,300	21,169
		122,100
Oil & Gas Drilling 0.1%		
Eurasia Drilling, GDR	104,849	4,184
		4,184
Oil & Gas Equipment & Services 1.9%		
Cameron International (1)	176,400	10,296
Exterran Holdings (1)	152,800	4,213
FMC Technologies (1)	164,900	9,139
Halliburton	153,000	7,367
Schlumberger	284,488	25,137
Trican Well Service (CAD)	522,000	7,100
		63,252
Oil & Gas Exploration & Production 8.0%		
Anadarko Petroleum	184,600	17,166
Apache	177,500	15,112
Bill Barrett (1)	270,500	6,792
Cabot Oil & Gas	180,000	6,718
Cimarex Energy	209,188	20,166
Cobalt International Energy (1)	175,000	4,350
Concho Resources (1)	177,500	19,314
Energen	65,500	5,004
Energy XXI Bermuda	218,600	6,602
EOG Resources	52,400	8,870
EQT	205,500	18,232
Kelt Exploration (CAD) (1)	64,300	524
Laredo Petroleum Holdings (1)	165,400	4,909
Matador Resources (1)	270,800	4,422
Noble Energy	37,900	2,540
Novatek, GDR	40,643	5,373
Ophir Energy (GBP) (1)	1,589,433	8,589

Painted Pony Petroleum (CAD) (1)	435,300	3,415
PDC Energy (1)	108,900	6,484
Pioneer Natural Resources	103,900	19,616
Range Resources	228,400	17,333
Salamander Energy (GBP) (1)	2,245,367	4,271
Santos (AUD)	479,866	6,751
SM Energy	205,300	15,847
Southwestern Energy (1)	263,800	9,597
Talisman Energy (CAD)	967,100	11,098
Tullow Oil (GBP)	603,150	9,999
WPX Energy (1)	621,100	11,962
		271,056
Oil & Gas Refining & Marketing 1.1%		
Keyera (CAD)	25,600	1,455
Marathon Petroleum	13,400	862
Phillips 66	316,200	18,282
Valero Energy	512,500	17,502
		38,101
Oil & Gas Storage & Transportation 0.6%		
Enbridge (CAD)	132,300	5,526
Koninklijke Vopak (EUR)	33,621	1,926
Spectra Energy	243,600	8,338
TransCanada (CAD)	44,400	1,951
Williams Companies	51,600	1,876
		19,617
Total Energy		536,587
FINANCIALS 38.5%		
Diversified Real Estate Activities 3.1%		
Hang Lung Properties (HKD)	3,991,000	13,636
Kerry Properties (HKD)	2,144,500	9,124
Mitsubishi Estate (JPY)	1,044,000	30,978

Mitsui Fudosan (JPY)	790,000	26,701
Sun Hung Kai Properties (HKD)	1,388,000	18,827
Wharf Holdings (HKD)	865,700	7,495
		106,761
Diversified Real Estate Investment Trusts 2.5%		
Canadian Real Estate Investment Trust (CAD)	217,500	8,569
Gecina (EUR)	93,256	11,926
PS Business Parks, REIT	103,700	7,738
Shaftesbury (GBP)	1,268,855	12,119
Stockland (AUD)	2,464,084	8,896
Vornado Realty Trust, REIT	433,000	36,398
		85,646
Industrial Real Estate Investment Trusts 3.1%		
DCT Industrial Trust, REIT	1,802,000	12,956
EastGroup Properties, REIT	157,100	9,302
GLP J-REIT (JPY)	6,270	7,008
Goodman Group (AUD)	851,124	3,875
Mapletree Industrial Trust (SGD)	11,197,518	12,050
Nippon Prologis REIT (JPY)	538	5,389
Prologis, REIT	1,349,982	50,786
Terreno Realty, REIT	211,600	3,758
		105,124
Office Real Estate Investment Trusts 5.8%		
Alexandria Real Estate, REIT	261,400	16,690
Boston Properties, REIT	360,400	38,527
Brookfield Canada Office Properties (CAD)	604,500	15,434
Derwent London (GBP)	235,577	9,035
Douglas Emmett, REIT	1,314,900	30,861
Great Portland Estates (GBP)	614,327	5,360
Highwoods Properties, REIT	384,000	13,559
Kilroy Realty, REIT	508,800	25,415

SL Green Realty, REIT	459,600	40,831
		195,712
Real Estate Operating Companies 1.8%		
Aliansce Shopping Centers (BRL)	331,100	2,983
BR Malls Participacoes (BRL)	385,600	3,518
Deutsche Euroshop (EUR)	109,686	4,754
Global Logistic Properties (SGD)	3,933,000	9,060
Hongkong Land Holdings	1,663,000	10,976
Hufvudstaden, A Shares (SEK)	614,847	7,826
Hysan Development (HKD)	938,000	4,184
Iguatemi Empresa de Shopping Centers (BRL)	296,300	3,250
Norwegian Property (NOK)	1,171,946	1,549
PSP Swiss Property (CHF)	142,664	12,384
		60,484
Residential Real Estate Investment Trusts 5.6%		
American Campus Communities, REIT	284,700	9,723
AvalonBay Communities, REIT	357,400	45,422
BRE Properties, Class A, REIT	541,500	27,487
Camden Property Trust, REIT	304,700	18,721
Equity Residential, REIT	756,700	40,536
Essex Property Trust, REIT	212,700	31,416
Nippon Accommodations Fund (JPY)	2,147	15,655
Post Properties, REIT	63,400	2,854
		191,814
Retail Real Estate Investment Trusts 12.7%		
Acadia Realty Trust, REIT	212,500	5,244
CapitaMall Trust (SGD)	6,820,000	10,655
CBL & Associates Properties, REIT	476,000	9,092
CFS Retail Property (AUD)	7,419,949	13,844
Charter Hall Retail (AUD)	3,429,007	12,028
Equity One, REIT	227,200	4,967
Eurocommercial Properties (EUR)	90,056	3,647
Federal Realty Investment Trust, REIT	331,200	33,600

Frontier Real Estate Investment (JPY)	450	4,639
General Growth Properties, REIT	2,266,886	43,728
Hammerson (GBP)	893,544	7,247
Kimco Realty, REIT	1,592,400	32,135
Land Securities (GBP)	559,902	8,330
Macerich Company, REIT	753,700	42,539
Regency Centers, REIT	645,200	31,195
Simon Property Group, REIT	675,900	100,189
Taubman Centers, REIT	235,500	15,851
Unibail-Rodamco (EUR)	88,596	21,982
Weingarten Realty Investors, REIT	486,900	14,281
Westfield Retail Trust (AUD)	5,903,016	16,356
		431,549
Specialized Real Estate Investment Trusts 3.9%		
American Tower, REIT	64,568	4,787
Healthcare Realty Trust, REIT	842,000	19,459
Host Hotels & Resorts, REIT	977,100	17,265
Pebblebrook Hotel Trust, REIT	318,700	9,150
Plum Creek Timber, REIT	324,800	15,210
Public Storage, REIT	347,600	55,807
Weyerhaeuser, REIT	427,100	12,228
		133,906
Total Financials		1,310,996
INDUSTRIALS & BUSINESS SERVICES 3.0%		
Air Freight & Logistics 0.0%		
Toll Holdings (AUD)	53,997	294
		294
Airport Services 0.1%		
Airports of Thailand (THB)	62,800	378
Fraport (EUR)	40,206	2,822
GMR Infrastructure (INR)	2,652,805	911

Malaysia Airports Holdings (MYR)	279,400	651
		4,762
Construction & Engineering 0.8%		
Grana y Montero, ADR (1)	42,200	842
IRB Infrastructure Developers (INR)	707,436	847
Jacobs Engineering Group (1)	82,700	4,812
Larsen & Toubro (INR)	47,050	591
Quanta Services (1)	560,600	15,422
Vinci (EUR)	91,657	5,328
		27,842
Diversified Support Services 0.0%		
KEPCO Plant Service & Engineering (KRW)	25,308	1,281
		1,281
Environmental & Facilities Services 0.0%		
Waste Connections	24,300	1,103
		1,103
Heavy Electrical Equipment 0.4%		
Babcock & Wilcox	378,120	12,750
		12,750
Highways & Railtracks 0.3%		
Abertis Infraestructuras (EUR)	168,559	3,276
Abertis Infraestructuras, Rights, 10/9/13 (EUR) (1)	169,522	165
CCR (BRL)	241,000	1,900
Globaltrans Investment, GDR	81,324	1,179
Macquarie Atlas Roads (AUD)	705,971	1,613
OHL Mexico (MXN) (1)	212,000	558
		8,691
Industrial Conglomerates 0.0%		
Jaiprakash Associates (INR)	923,238	515

McDermott International (1)	70,300	522
		1,037
Industrial Machinery 0.7%		
Flowserve	217,700	13,582
Harsco	222,500	5,540
Luxfer Holdings, ADR	24,800	397
Vallourec (EUR)	67,237	4,027
		23,546
Marine Ports & Services 0.2%		
Adani Ports & Special Economic Zone (INR)	699,027	1,532
China Merchants Holdings International (HKD)	732,000	2,662
DP World	73,335	1,184
Hutchison Port Holdings Trust, Equity Units	1,785,000	1,392
		6,770
Railroads 0.5%		
Asciano (AUD)	60,559	329
Central Japan Railway (JPY)	40,900	5,252
Container Corporation of India (INR)	67,179	765
CSX	40,500	1,042
East Japan Railway (JPY)	43,800	3,776
Union Pacific	19,400	3,014
West Japan Railway (JPY)	19,000	815
		14,993
Total Industrials & Business Services		103,069
MATERIALS 34.1%		
Aluminum 0.3%		
Constellium (1)	483,800	9,386
		9,386

Commodity Chemicals 0.2%		
Methanex	149,500	7,665
		7,665
Construction Materials 0.7%		
Anhui Conch Cement, H Shares (HKD)	1,110,500	3,558
Martin Marietta Materials	147,000	14,431
Vulcan Materials	138,600	7,181
		25,170
Diversified Chemicals 0.1%		
FMC	56,000	4,016
		4,016
Diversified Metals & Mining 15.9%		
African Rainbow Minerals (ZAR)	296,588	5,820
AMCOL International	120,800	3,948
Anglo American (GBP)	362,683	8,913
BHP Billiton (GBP)	2,362,172	69,599
BHP Billiton (AUD)	3,340,783	111,388
Compass Minerals	40,200	3,066
First Quantum Minerals (CAD)	322,700	6,009
Freeport-McMoRan Copper & Gold	1,080,400	35,740
Glencore Xstrata (GBP)	9,843,570	53,656
Grupo Mexico (MXN)	5,526,900	16,547
Iluka Resources (AUD)	1,354,846	14,485
Jiangxi Copper (HKD)	1,584,000	3,112
Korea Zinc (KRW)	27,179	8,219
Mitsubishi Materials (JPY)	1,599,000	6,623
MMC Norilsk Nickel, ADR	715,580	10,326
PanAust (AUD)	2,038,481	4,013
Rio Tinto (GBP)	1,397,390	68,387
Rio Tinto (AUD)	487,996	28,107
Rio Tinto, ADR	151,900	7,407
Southern Copper	675,400	18,398

Sumitomo Metal Mining (JPY)	578,000	8,194
Teck Resources (CAD)	206,400	5,546
US Silica Holdings	35,900	894
Vale, ADR (1 ADR represents 1 common share)	1,447,200	22,591
Vale, ADR (1 ADR represents 1 preference 'A' share)	1,361,600	19,348
Vedanta Resources (GBP)	161,481	2,829
		543,165
Fertilizers & Agricultural Chemicals 0.5%		
Monsanto	56,100	5,855
Potash Corporation of Saskatchewan	325,300	10,176
		16,031
Forest Products 0.1%		
West Fraser Timber (CAD) (1)	19,600	1,764
		1,764
Gold 6.6%		
Centamin (GBP) (1)	13,191,305	9,486
Eldorado Gold	927,200	6,222
Eldorado Gold (CAD)	4,354,977	29,384
Franco-Nevada (CAD)	921,852	41,821
Goldcorp, Class A	2,131,647	55,444
New Gold (CAD) (1)	1,616,824	9,638
Newmont Mining	466,484	13,108
Premier Royalty (CAD) (1)(2)	3,747,213	2,910
Premier Royalty (CAD) (1)(2)(3)	140,000	109
Premier Royalty, Warrants, 12/6/16, Acquisition Date: 7/6/12 Acquisition Cost $361 (CAD) (2)(4)	630,229	161
Randgold Resources (GBP)	330,094	23,786
Royal Gold	298,170	14,509
Sandstorm Gold (CAD) (1)	1,282,317	6,934
Yamana Gold (CAD) (1)	1,232,300	12,813
		226,325

Industrial Gases 1.0%		
Air Products & Chemicals	84,500	9,005
Airgas	105,400	11,178
Praxair	101,400	12,189
		32,372
Metal & Glass Containers 0.6%		
Ball	58,400	2,621
Berry Plastics (1)	218,300	4,360
Crown Holdings (1)	208,400	8,811
Owens-Illinois (1)	169,400	5,085
		20,877
Paper Packaging 0.1%		
MeadWestvaco	96,800	3,715
		3,715
Paper Products 0.3%		
International Paper	223,200	9,999
		9,999
Precious Metals & Minerals 3.5%		
Fresnillo (GBP)	2,080,503	32,772
Lonmin (GBP) (1)	1,148,214	5,935
MAG Silver (CAD) (1)	620,300	3,662
Petra Diamonds (GBP) (1)	9,162,377	17,651
Platinum Group Metals (CAD) (1)	10,787,500	10,892
Silver Wheaton	978,440	24,236
Stillwater Mining (1)	1,198,200	13,192
Tahoe Resources (CAD) (1)	541,253	9,742
		118,082
Specialty Chemicals 0.4%		
Celanese, Class A	250,600	13,229
Flotek Industries (1)	44,000	1,012
		14,241

Steel 3.8%		
ArcelorMittal (EUR)	990,782	13,618
Carpenter Technology	120,100	6,979
Cliffs Natural Resources	17,700	363
Fortescue Metals Group (AUD)	2,284,488	10,123
Hitachi Metals (JPY)	687,000	8,445
JFE Holdings (JPY)	528,100	13,760
Nippon Steel & Sumitomo Metal (JPY)	7,962,000	27,142
NMDC (INR)	2,990,799	5,733
Nucor	415,100	20,348
ThyssenKrupp (EUR) (1)	399,191	9,548
Usinas Siderurgicas de Minas (BRL) (1)	2,534,500	11,950
		128,009
Total Materials		1,160,817
TELECOMMUNICATION SERVICES 0.2%		
Wireless Telecommunication Services 0.2%		
Crown Castle International (1)	61,000	4,455
Sarana Menara Nusantara (IDR) (1)	3,726,500	893
Total Telecommunication Services		5,348
UTILITIES 4.8%		
Electric Utilities 1.0%		
American Electric Power	78,500	3,403
Cheung Kong Infrastructure (HKD)	334,000	2,317
Enel (EUR)	456,032	1,747
Energias do Brasil (BRL)	261,600	1,416
Entergy	118,200	7,469
Exelon	18,700	554
FirstEnergy	84,600	3,084
NRG Yield, Class A (1)	18,500	560
OGE Energy	45,900	1,657
PNM Resources	60,500	1,369

PPL	116,900	3,551
Tenaga Nasional (MYR)	571,900	1,584
Terna (EUR)	474,901	2,143
Transmissora Alianca de Energia Eletrica, Equity Units (BRL)	88,600	876
UNS Energy	18,200	849
		32,579
Gas Utilities 0.5%		
APA Group (AUD)	355,125	1,978
Chesapeake Utilities	27,555	1,446
Enagas (EUR)	96,736	2,371
ENN Energy Holdings (HKD)	338,000	1,887
Gail India (INR)	331,163	1,727
National Fuel Gas Company	73,800	5,074
Snam (EUR)	438,221	2,220
Tokyo Gas (JPY)	251,000	1,380
		18,083
Independent Power Producers & Energy Traders 1.5%		
Adani Power (INR) (1)	1,199,707	617
AES	1,147,700	15,253
Calpine (1)	853,200	16,578
China Longyuan Power, H Shares (HKD)	1,274,400	1,324
China Resources Power Holdings (HKD)	770,000	1,837
Electric Power Development (JPY)	40,800	1,333
Energy Development (PHP)	10,002,100	1,252
Glow Energy (THB)	775,800	1,618
Huaneng Renewables, H Shares (HKD) (1)	204,000	72
NRG Energy	390,806	10,681
NTPC Limited (INR)	436,976	1,032
		51,597
Multi-Utilities 1.7%		
Beijing Enterprises (HKD)	293,000	2,116
CenterPoint Energy	252,300	6,048
Centrica (GBP)	787,705	4,714

CONVERTIBLE PREFERRED STOCKS 0.3%		
MATERIALS 0.3%		
Steel 0.3%		
ArcelorMittal	416,069	8,869
Total Convertible Preferred Stocks (Cost $10,180)		8,869
CONVERTIBLE BONDS 0.2%		
Forest City Enterprises, 4.25%, 8/15/18	7,471,000	8,329
Total Convertible Bonds (Cost $7,576)		8,329
SHORT-TERM INVESTMENTS 1.9%		
Money Market Funds 1.9%		
T. Rowe Price Reserve Investment Fund, 0.03% (2)(6)	65,207,618	65,208
Total Short-Term Investments (Cost $65,208)		65,208
Total Investments in Securities		
100.2% of Net Assets (Cost $3,160,713)		**$ 3,412,844**

‡ Denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $109 and represents 0.0% of net assets.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $161 and represents 0.0% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
ADR American Depository Receipts
AUD Australian Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Real Assets Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price Real Assets Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term growth of capital.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
On January 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At September 30, 2013, the cost of investments for federal income tax purposes was $3,160,713,000. Net unrealized gain aggregated $252,136,000 at period-end, of which $376,531,000 related to appreciated investments and $124,395,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date November 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date November 20, 2013